Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2017
Other Payables to TV Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2017	December 31, 2016

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,123,151	1,054,003
	$1,200,326	$1,131,178